UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Theta Income Fund

Institutional Class – LQTIX

SEMI-ANNUAL REPORT

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund, if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (844) 8LIQUID (844-854-7843) or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (844) 8LIQUID (844-854-7843) or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Theta Income Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Supplemental Information	22
Expense Example	24

This report and the financial statements contained herein are provided for the general information of the shareholders of the Theta Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.liquidstrategiesllc.com

Theta Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 2.1%
$4,323,336	Fannie Mae REMICS Series 2018-96, Class BH, 4.000% 9/25/2047	$4,519,239
3,267,282	Freddie Mac REMICS Series 4795, Class WA, 3.500% 12/15/2044	3,322,620
	TOTAL ASSET-BACKED SECURITIES (Cost $7,710,693)	7,841,859
	COLLATERALIZED MORTGAGE OBLIGATIONS — 16.3%
	Fannie Mae REMICS
3,823,474	Series 2018-49, Class CA, 4.000%, 12/25/2042	3,946,793
2,543,685	Series 2018-38, Class EC, 4.000%, 4/25/2043	2,631,048
2,839,399	Series 2015-94, Class EP, 3.000%, 7/25/2043	2,876,669
3,222,370	Series 2016-31, Class UP, 3.000%, 8/25/2044	3,287,072
3,558,686	Series 2017-105, Class BA, 3.000%, 8/25/2044	3,599,661
	Freddie Mac REMICS
3,610,496	Series 4766, Class VC, 4.000%, 4/15/2029	3,880,174
3,610,189	Series 4772, Class VL, 4.000%, 4/15/2029	3,837,064
2,455,941	Series 4809, Class KA, 4.000%, 3/15/2040	2,514,360
2,943,155	Series 4646, Class DA, 3.500%, 1/15/2042	3,008,602
3,373,326	Series 4800, Class LA, 4.000%, 4/15/2042	3,466,811
1,321,804	Series 4823, Class TA, 4.000%, 6/15/2042	1,359,375
2,843,247	Series 4769, Class T, 4.500%, 3/15/2043[1]	2,949,929
3,407,048	Series 4746, Class NA, 3.500%, 4/15/2043	3,517,277
2,878,606	Series 4314, Class PD, 3.750%, 7/15/2043	2,992,771
1,860,587	Series 4818, Class PA, 4.000%, 6/15/2045	1,913,772
4,186,801	Series 4808, Class DG, 3.500%, 9/15/2045	4,281,247
4,383,256	Series 4848, Class TA, 4.500%, 12/15/2045	4,620,859
3,582,490	Series 4727, Class PA, 3.000%, 3/15/2046	3,676,541
3,504,234	Government National Mortgage Association Series 2017-101, Class DK, 2.750% 4/20/2046[1]	3,536,932
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $61,073,723)	61,896,957
	CORPORATE BONDS — 64.1%
	COMMUNICATIONS — 2.9%
2,500,000	AT&T, Inc. 3.418% (LIBOR 3 Month+89 basis points), 2/15/2023[2,3]	2,475,295
	Comcast Corp.
2,750,000	5.150%, 3/1/2020	2,799,552
3,350,000	2.750%, 3/1/2023[1]	3,401,600
2,350,000	Walt Disney Co. 3.000%, 9/15/2022[4]	2,407,780
		11,084,227

Theta Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY — 6.6%
$1,500,000	eBay, Inc. 3.453% (LIBOR 3 Month+87 basis points), 1/30/2023[3]	$1,507,990
	Ford Motor Credit Co. LLC
1,000,000	2.681%, 1/9/2020	999,518
1,500,000	3.592% (LIBOR 3 Month+100 basis points), 1/9/2020[3]	1,503,083
	General Motors Financial Co., Inc.
2,500,000	4.146% (LIBOR 3 Month+155 basis points), 1/14/2022[3]	2,524,565
3,000,000	3.450%, 4/10/2022[1]	3,043,605
2,500,000	3.640% (LIBOR 3 Month+131 basis points), 6/30/2022[3]	2,499,955
	Home Depot, Inc.
2,350,000	2.700%, 4/1/2023[1]	2,403,462
3,000,000	3.900%, 12/6/2028[1]	3,304,245
1,850,000	Lowe's Cos., Inc. 3.875%, 9/15/2023[1]	1,950,764
	Toyota Motor Credit Corp.
2,000,000	2.933% (LIBOR 3 Month+48 basis points), 9/8/2022[3]	2,002,922
3,000,000	3.650%, 1/8/2029	3,245,664
		24,985,773
	CONSUMER STAPLES — 2.8%
3,250,000	Altria Group, Inc. 4.750%, 5/5/2021	3,387,156
1,550,000	Estee Lauder Cos., Inc. 1.800%, 2/7/2020	1,544,637
2,500,000	Mead Johnson Nutrition Co. 3.000%, 11/15/2020	2,523,413
3,000,000	Target Corp. 3.875%, 7/15/2020	3,054,792
		10,509,998
	ENERGY — 3.2%
3,000,000	BP Capital Markets PLC 3.279%, 9/19/2027[1,5]	3,104,052
2,500,000	Chevron Corp. 1.961%, 3/3/2020[1]	2,495,517
	Shell International Finance B.V.
2,975,000	1.375%, 9/12/2019[5]	2,969,217
3,000,000	3.875%, 11/13/2028[1,5]	3,285,579
		11,854,365

Theta Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS — 27.8%
$2,795,000	Aflac, Inc. 3.625%, 11/15/2024[2]	$2,960,352
2,750,000	American Express Credit Corp. 2.950% (LIBOR 3 Month+43 basis points), 3/3/2020[1,2,3]	2,755,434
2,215,000	Assured Guaranty U.S. Holdings, Inc. 5.000%, 7/1/2024	2,415,440
2,975,000	Australia & New Zealand Banking Group Ltd./New York NY 1.600%, 7/15/2019[5]	2,974,229
	Bank of America Corp.
1,850,000	2.250%, 4/21/2020	1,849,961
1,850,000	5.000%, 5/13/2021[2]	1,938,704
	Bank of New York Mellon Corp.
850,000	3.633% (LIBOR 3 Month+105 basis points), 10/30/2023[1,3]	865,652
3,000,000	3.000%, 10/30/2028[1]	3,016,887
2,835,000	Barclays PLC 4.655% (LIBOR 3 Month+211 basis points), 8/10/2021[3,5]	2,898,320
3,475,000	Berkshire Hathaway, Inc. 2.200%, 3/15/2021[1]	3,485,731
2,950,000	Capital One Financial Corp. 4.750%, 7/15/2021[2]	3,084,756
2,100,000	Capital One N.A. 3.733% (LIBOR 3 Month+115 basis points), 1/30/2023[1,3]	2,119,801
2,000,000	Citibank N.A. 2.850%, 2/12/2021[1]	2,017,130
2,000,000	Citigroup, Inc. 3.950% (LIBOR 3 Month+143 basis points), 9/1/2023[1,3]	2,037,976
2,000,000	Commonwealth Bank of Australia 3.304% (LIBOR 3 Month+83 basis points), 9/6/2021[3,4,5]	2,021,540
	Goldman Sachs Group, Inc.
2,550,000	2.600%, 12/27/2020[1,2]	2,552,723
2,000,000	3.581% (LIBOR 3 Month+100 basis points), 7/24/2023[1,3]	2,004,482
2,000,000	4.332% (LIBOR 3 Month+175 basis points), 10/28/2027[1,3]	2,042,300
3,250,000	HSBC Bank USA N.A. 4.875%, 8/24/2020	3,340,525
	HSBC Holdings PLC
3,250,000	5.100%, 4/5/2021[5]	3,397,111
3,000,000	3.681% (LIBOR 3 Month+123 basis points), 3/11/2025[1,3,5]	3,010,233
3,000,000	Huntington Bancshares, Inc. 3.150%, 3/14/2021[1]	3,038,133
2,250,000	Huntington National Bank 2.375%, 3/10/2020[1]	2,249,431

Theta Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	JPMorgan Chase & Co.
$2,825,000	4.500%, 1/24/2022	$2,977,881
3,000,000	3.811% (LIBOR 3 Month+123 basis points), 10/24/2023[1,3]	3,047,397
2,750,000	KeyBank N.A. 1.600%, 8/22/2019	2,746,703
2,750,000	Manufacturers & Traders Trust Co. 2.250%, 7/25/2019[1]	2,749,807
	Mitsubishi UFJ Financial Group, Inc.
3,000,000	2.950%, 3/1/2021[5]	3,029,901
3,000,000	3.455%, 3/2/2023[5]	3,086,409
	Morgan Stanley
3,500,000	5.750%, 1/25/2021	3,677,306
2,000,000	3.780% (LIBOR 3 Month+122 basis points), 5/8/2024[1,3]	2,029,176
3,000,000	PNC Financial Services Group, Inc. 3.500%, 1/23/2024[1]	3,161,454
3,350,000	Simon Property Group LP 4.375%, 3/1/2021[1]	3,457,605
2,750,000	Sumitomo Mitsui Banking Corp. 2.250%, 7/11/2019[5]	2,749,926
2,000,000	Sumitomo Mitsui Financial Group, Inc. 3.384% (LIBOR 3 Month+78 basis points), 7/12/2022[3,5]	2,008,794
1,085,000	TD Ameritrade Holding Corp. 5.600%, 12/1/2019	1,098,821
2,550,000	UBS A.G. 2.375%, 8/14/2019[5]	2,549,689
2,975,000	Wells Fargo & Co. 2.550%, 12/7/2020	2,984,321
	Westpac Banking Corp.
2,750,000	4.875%, 11/19/2019[5]	2,777,393
3,250,000	2.150%, 3/6/2020[5]	3,248,190
		105,457,624
	HEALTH CARE — 6.7%
1,750,000	AbbVie, Inc. 2.500%, 5/14/2020[1]	1,750,124
2,500,000	Bayer U.S. Finance II LLC 2.200%, 7/15/2022[1,4]	2,420,455
3,000,000	Cigna Holding Co 3.250%, 4/15/2025[1]	3,052,677
3,000,000	CVS Health Corp. 4.750%, 12/1/2022[1,2]	3,187,842
2,255,000	Gilead Sciences, Inc. 2.550%, 9/1/2020	2,262,112

Theta Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$3,000,000	GlaxoSmithKline Capital, Inc. 3.875%, 5/15/2028	$3,286,503
	Merck & Co., Inc.
3,750,000	3.875%, 1/15/2021[1]	3,837,517
2,805,000	2.800%, 5/18/2023	2,874,536
2,750,000	UnitedHealth Group, Inc. 2.700%, 7/15/2020	2,761,765
		25,433,531
	INDUSTRIALS — 3.6%
2,000,000	Burlington Northern Santa Fe LLC 3.000%, 3/15/2023[1]	2,052,076
2,975,000	Caterpillar Financial Services Corp. 1.700%, 8/9/2021	2,944,685
2,975,000	Caterpillar, Inc. 3.900%, 5/27/2021	3,069,305
3,350,000	General Electric Co. 2.945% (LIBOR 3 Month+38 basis points), 5/5/2026[2,3]	3,049,585
1,750,000	Honeywell International, Inc. 1.800%, 10/30/2019	1,747,009
850,000	United Parcel Service, Inc. 2.905% (LIBOR 3 Month+38 basis points), 5/16/2022[3]	852,333
		13,714,993
	MATERIALS — 2.2%
2,300,000	Newmont Goldcorp Corp. 3.500%, 3/15/2022[1]	2,354,871
3,000,000	Packaging Corp. of America 2.450%, 12/15/2020	2,998,521
3,000,000	PPG Industries, Inc. 3.200%, 3/15/2023[1]	3,080,724
		8,434,116
	TECHNOLOGY — 5.7%
	Apple, Inc.
1,500,000	3.062% (LIBOR 3 Month+50 basis points), 2/9/2022[2,3]	1,514,508
3,000,000	3.200%, 5/11/2027[1,2]	3,130,647
2,975,000	Cisco Systems, Inc. 2.450%, 6/15/2020	2,983,158
	Oracle Corp.
2,475,000	3.875%, 7/15/2020	2,518,835
2,850,000	2.500%, 5/15/2022[1]	2,881,569

Theta Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$3,000,000	3.250%, 11/15/2027[1]	$3,144,093
	QUALCOMM, Inc.
2,750,000	2.250%, 5/20/2020	2,749,571
2,500,000	3.313% (LIBOR 3 Month+73 basis points), 1/30/2023[3]	2,509,740
		21,432,121
	UTILITIES — 2.6%
2,950,000	Edison International 2.125%, 4/15/2020	2,937,439
1,350,000	Florida Power & Light Co. 3.250%, 6/1/2024[1]	1,414,665
2,850,000	Georgia Power Co. 4.250%, 12/1/2019[2]	2,868,457
2,700,000	Southern Co. 2.350%, 7/1/2021[1]	2,698,898
		9,919,459
	TOTAL CORPORATE BONDS (Cost $241,033,940)	242,826,207
	U.S. GOVERNMENT AND AGENCIES — 0.8%
3,165,455	Fannie Mae Pool 3.00%, 1/1/2032	3,236,960
	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $3,189,962)	3,236,960
	U.S. TREASURY NOTES — 15.8%
	United States Treasury Note
14,000,000	1.625%, 8/31/2019	13,984,796
10,000,000	3.375%, 11/15/2019[2]	10,044,920
11,500,000	3.625%, 2/15/2020[2]	11,608,491
13,000,000	3.500%, 5/15/2020[2]	13,168,090
11,000,000	2.625%, 8/15/2020	11,087,230
	TOTAL U.S. TREASURY NOTES (Cost $59,681,828)	59,893,527

Theta Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 0.2%
	CALL OPTIONS — 0.2%
300	S&P 500 INDEX Exercise Price: $2,935.00, Notional Amount: $88,050,000, Expiration Date: July 2, 2019	$801,000
	TOTAL CALL OPTIONS (Cost $506,475)	801,000
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $506,475)	801,000

Principal Amount
	SHORT-TERM INVESTMENTS — 0.6%
$2,201,371	UMB Money Market Fiduciary, 0.247%[6]	2,201,371
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,201,371)	2,201,371
	TOTAL INVESTMENTS — 99.9% (Cost $375,397,992)	378,697,881
	Other Assets in Excess of Liabilities — 0.1%	377,717
	TOTAL NET ASSETS — 100.0%	$379,075,598

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.1)%
	CALL OPTIONS — (0.1)%
(300)	S&P 500 INDEX Exercise Price: $2,970.00, Notional Amount: $(89,100,000), Expiration Date: July 2, 2019	$(241,500)
	TOTAL CALL OPTIONS (Proceeds $111,354)	(241,500)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $111,354)	$(241,500)

PLC – Public Limited Company
LP – Limited Partnership

[1]	Callable.
[2]	All or a portion of this security is segregated as collateral for open written options contracts.
[3]	Floating rate security.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,849,775, which represents 1.8% of total net assets of the Fund.
[5]	Foreign security denominated in U.S. Dollars
[6]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Theta Income Fund

SUMMARY OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	2.1%
Collateralized Mortgage Obligations	16.3%
Corporate Bonds
Financials	27.8%
Health Care	6.7%
Consumer Discretionary	6.6%
Technology	5.7%
Industrials	3.6%
Energy	3.2%
Communications	2.9%
Consumer Staples	2.8%
Utilities	2.6%
Materials	2.2%
Total Corporate Bonds	64.1%
U.S. Government and Agencies	0.8%
U.S. Treasury Notes	15.8%
Purchased Options Contracts	0.2%
Short-Term Investments	0.6%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Theta Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $374,891,517)	$377,896,881
Purchased options contracts, at value (cost $506,475)	801,000
Cash	186,130
Receivables:
Fund shares sold	543,225
Dividends and interest	2,581,642
Prepaid expenses	24,219
Total assets	382,033,097

Liabilities:
Written options contracts, at value (proceeds $111,354)	241,500
Payables:
Fund shares redeemed	150,267
Cash due to broker for options contracts	2,110,030
Advisory fees	330,225
Shareholder servicing fees (Note 7)	23,605
Fund accounting and administration fees	41,593
Transfer agent fees and expenses	12,251
Auditing fees	9,432
Custody fees	6,209
Chief Compliance Officer fees	6,125
Trustees' deferred compensation (Note 3)	3,165
Trustees' fees and expenses	142
Accrued other expenses	22,955
Total liabilities	2,957,499

Net Assets	$379,075,598

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$394,417,358
Total distributable loss	(15,341,760)
Net Assets	$379,075,598

Maximum Offering Price per Share:
Institutional Class Shares:
Net assets applicable to shares outstanding	$379,075,598
Shares of beneficial interest issued and outstanding	7,431,811
Net asset value, offering and redemption price per share	$51.01

See accompanying Notes to Financial Statements.

Theta Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Interest	$5,235,494
Total investment income	5,235,494

Expenses:
Advisory fees	1,931,517
Fund administration fees	182,394
Shareholder servicing fees (Note 7)	87,691
Registration fees	25,333
Custody fees	19,454
Transfer agent fees and expenses	19,143
Legal fees	14,233
Miscellaneous	9,830
Auditing fees	9,654
Chief Compliance Officer fees	8,001
Shareholder reporting fees	7,479
Trustees' fees and expenses	4,876
Insurance fees	1,077
Distribution fees (Note 6)	885
Total expenses	2,321,567
Advisory fees recovered	93,450
Net expenses	2,415,017
Net investment income	2,820,477

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(147,683)
Purchased options contracts	(6,081,981)
Written options contracts	10,470,819
Net realized gain	4,241,155
Net change in unrealized appreciation/depreciation on:
Investments	7,595,437
Purchased options contracts	294,525
Written options contracts	(130,146)
Net change in unrealized appreciation/depreciation	7,759,816
Net increase from payments by affiliates (Note 3)	4,501
Net realized and unrealized gain	12,005,472

Net Increase in Net Assets from Operations	$14,825,949

See accompanying Notes to Financial Statements.

Theta Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,820,477	$4,249,465
Net realized gain (loss) on investments, purchased options contracts and written options contracts	4,241,155	(21,968,637)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts and written options contracts	7,759,816	(3,464,308)
Net increase from payments by affiliates (Note 3)	4,501	2,284
Net increase (decrease) in net assets resulting from operations	14,825,949	(21,181,196)

Distributions to Shareholders:
Distributions:
Investor Class	(5,742)	(24,310)
Institutional Class	(3,852,848)	(6,756,109)

From return of capital:
Investor Class	—	(7,120)
Institutional Class	—	(1,186,273)
Total distributions to shareholders	(3,858,590)	(7,973,812)

Capital Transactions:
Net proceeds from shares sold:
Investor Class[1]	44,635	829,443
Institutional Class	34,401,111	141,247,699
Reinvestment of distributions:
Investor Class	5,707	30,761
Institutional Class	1,715,347	3,863,076
Cost of shares redeemed:
Investor Class[1]	(1,530,639)	(1,803,973)
Institutional Class	(64,856,287)	(72,579,367)
Net increase (decrease) in net assets from capital transactions	(30,220,126)	71,587,639

Total increase (decrease) in net assets	(19,252,767)	42,432,631

Net Assets:
Beginning of period	398,328,365	355,895,734
End of period	$379,075,598	$398,328,365

Capital Share Transactions:
Shares sold:
Investor Class[1]	896	15,933
Institutional Class	680,545	2,718,255
Shares reinvested:
Investor Class	114	609
Institutional Class	33,717	75,736
Shares redeemed:
Investor Class[1]	(31,131)	(35,078)
Institutional Class	(1,282,581)	(1,410,124)
Net increase (decrease) from capital share transactions	(598,440)	1,365,331

[1]	The Investor Class shares converted into Institutional Class shares on March 31, 2019

See accompanying Notes to Financial Statements.

Theta Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2019	For the Year Ended December 31,				For the Period March 31, 2014* through
	(Unaudited)**	2018	2017	2016	2015	December 31, 2014[1]
Net asset value, beginning of period	$49.61	$53.40	$50.97	$48.91	$48.80	$50.00
Income from Investment Operations:
Net investment income (loss)	0.37 [2]	0.56 [2]	(0.05) [2]	(0.47) [2]	(0.59) [2]	(0.80)
Net realized and unrealized gain (loss)	1.54	(3.33)	2.99	3.43	1.96	0.10
Total from investment operations	1.91	(2.77)	2.94	2.96	1.37	(0.70)

Less Distributions:
From net investment income	(0.51)	(0.55)	—	—	—	—
From net realized gain	—	(0.31)	(0.51)	(0.90)	(1.26)	(0.50)
From return of capital	—	(0.16)	—	—	—	—
Total distributions	(0.51)	(1.02)	(0.51)	(0.90)	(1.26)	(0.50)

Redemption fee proceeds[2]	—	—	— [3]	— [3]	— [3]	— [3]

Net increase from payments by affiliates (Note 3)	— [3]	— [3]	—	—	—	—

Net asset value, end of period	$51.01	$49.61	$53.40	$50.97	$48.91	$48.80

Total return[4]	3.86%[5]	(5.22)%	5.76%	6.05%	2.78%	(1.45)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$379,076	$396,850	$353,322	$46,482	$16,032	$5,569

Ratio of expenses to average net assets (including interest expense)
Before fees waived and expenses absorbed/recovered	1.20%[7]	1.27%	1.50%	2.47%[6]	3.67%	4.07%[7]
After fees waived and expenses absorbed/recovered	1.25%[7,8]	1.25%[8]	1.25%[8]	1.26%[6]	1.25%	1.25%[7]

Ratio of net investment income to average net assets (including interest expense)
Before fees waived and expenses absorbed/recovered	1.51%[7]	(1.06)%	(0.34)%	(2.15)%	(3.59)%	(4.04)% [7]
After fees waived and expenses absorbed/recovered	1.46%[7]	(1.08)%	(0.09)%	(0.94)%	(1.17)%	(1.22)% [7]

Portfolio turnover rate	12%[5]	8%	3%	-%	-%	-%[5]

*	Commencement of operations.

**	The financial highlights presented for the Institutional Class Shares for the six months ended June 30, 2019 includes operating results and net assets of the Investor Class Shares, which were converted into Institutional Class Shares on March 31, 2019.

[1]	The Fund had a 1-5 reverse stock split with ex and payable dates of August 7, 2015. Prior year net asset values and per share amounts have been restated to reflect the impact of the reverse stock split. See Note 12 for more information.

[2]	Based on average shares outstanding for the period.

[3]	Amount represents less than $0.01 per share.

[4]	Total returns would have been lower/higher had fees and expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[5]	Not annualized.

[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2016.

[7]	Annualized.

[8]	Effective May 1, 2017, interest expense is included in annual operating expense limitation.

See accompanying Notes to Financial Statements.

Theta Income Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

Note 1 – Organization

Theta Income Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek to generate current income with a low correlation to the risks and returns of major market indices. The Fund commenced investment operations on March 31, 2014, with two classes of shares: Investor Class and Institutional Class. Effective March 31, 2019 the Fund converted the Investor Class Shares into the Institutional Class Shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Theta Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Options

The Fund utilizes options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If a call option is exercised, the premium received is added to the proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. If a put option is exercised, the premium received is subtracted from the proceeds of the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

(e) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund is allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Theta Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

(f) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended December 31, 2015-2018, and as of and during the six months ended June 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Liquid Strategies, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets of the Fund. This agreement is in effect until April 30, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees.

Theta Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the Advisor recovered $93,450 of previously waived Advisory fees. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At June 30, 2019, the amount of these potentially recoverable expenses was $466,709. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

2019	$139,500
2020	230,432
2021	96,777
Total	$466,709

The Advisor reimbursed the Fund $4,501 for losses from a trade error during this fiscal period. This amount is reported on the Fund’s Statement of Operations and Statements of Changes under the caption “Net increase from payments by affiliates.” This reimbursement had no impact to the total return.

During the fiscal year ended December 31, 2018, the Advisor reimbursed the Fund $2,284 for a loss from a trade error. This amount is reported on the Fund's Statement of Changes under the caption "Net increase from payments by affiliates". This reimbursement had no impact to the total return.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2019 are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended June 30, 2019, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund's liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Theta Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2019, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2019, the cost of securities and the proceeds from written options contracts, on a tax basis and gross unrealized appreciation and depreciation on investments and written options contracts for federal income tax purposes were as follows:

Cost of Investments	$375,286,638

Gross unrealized appreciation	$3,840,146
Gross unrealized depreciation	(670,403)

Net unrealized appreciation on investments	$3,169,743

As of December 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(21,719,046)
Net unrealized depreciation on investments	(4,590,073)
Total accumulated deficit	$(26,309,119)

The tax character of distributions paid during the fiscal years ended December 31, 2018 and December 31, 2017 were as follows:

Distribution paid from:	2018	2017
Ordinary income	$5,333,613	$1,248,473
Net long-term capital gains	1,446,806	2,060,759
Return of capital	1,193,393	-
Total distributions paid	$7,973,812	$3,309,232

As of December 31, 2018, the Fund had non-expiring capital loss carryforwards as follows:

Short-term	$8,754,476
Long-term	12,964,570
$21,719,046

Note 5 – Investment Transactions

For the six months ended June 30, 2019, purchases and sales of investments, excluding short-term investments, and options contracts were $43,947,763 and $87,068,634, respectively.

Theta Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

Note 6 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to Investor Class, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets. As of March 31, 2019, the Investor Class has been terminated. The Institutional Class does not pay any distribution fees.

For the six months ended June 30, 2019, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2019, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Theta Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Asset-Backed Securities	$-	$7,841,859	$-	$7,841,859
Collateralized Mortgage Obligations	-	61,896,957	-	61,896,957
Corporate Bonds**	-	242,826,207	-	242,826,207
U.S. Government and Agencies	-	3,236,960	-	3,236,960
U.S. Treasury Notes	-	59,893,527	-	59,893,527
Purchased Options Contracts	801,000	-	-	801,000
Short-Term Investments	2,201,371	-	-	2,201,371
Total Assets	$3,002,371	$375,695,510	$-	$378,697,881

Liabilities
Written Options Contracts	$241,500	$-	$-	$241,500
Total Liabilities	$241,500	$-	$-	$241,500

*	The Fund did not hold any Level 3 securities at period end.

**	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts during the six months ended June 30, 2019.

Theta Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2019 are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(6,081,981)	$10,470,819	$4,388,838
Total	$(6,081,981)	$10,470,819	$4,388,838

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$294,525	$(130,146)	$164,379
Total	$294,525	$(130,146)	$164,379

The quarterly average volumes of derivative instruments as of June 30, 2019 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Notional Value	$112,080,000
	Written options contracts	Notional Value	$(114,984,167)

Note 11 – Reverse Stock Split

The Fund had a 1 for 5 reverse stock split with the ex and payable dates of August 7, 2015, to shareholders of record as of August 6, 2015. This resulted in a decrease in shares outstanding from 27,994 to 5,599, and an increase in net asset value from $10.05 to $50.23 for the Investor Class, and a decrease in shares outstanding from 1,051,178 to 220,652, and an increase in net asset value from $10.08 to $50.39 for the Institutional Class. This transaction did not change the net assets of the Fund or the value of a shareholder’s account.

Note 12 – New Accounting Pronouncement

In August 2018, the Securities and Exchange Commission (the "SEC") adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Funds are complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 ("ASU 2018-13"), "Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement," which amends the fair value measurement disclosure requirements of ASC Topic 820 ("ASC 820"), "Fair Value Measurement." ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

Theta Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

June 30, 2019 (Unaudited)

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Theta Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on June 19-20, 2019, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Liquid Strategies, LLC (the “Investment Advisor”) with respect to the Theta Income Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the CBOE S&P 500 One-Week Put Write Index, the Wilshire Liquid Alternative Index, and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Options-based fund universe (the “Fund Universe”) for the one-, three-, and five-year periods ended March 31, 2019; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the five-year period was above the Wilshire Liquid Alternative Index return and the CBOE S&P 500 One-Week Put Write Index return, but below the Peer Group and Fund Universe median returns by 1.00% and 1.12%, respectively. The Fund’s annualized total return for the three-year period was higher than the Wilshire Index return, but below the CBOE Index return by 0.54%, the Peer Group median return by 1.07%, and the Fund Universe median return by 1.48%. For the one-year period, the Fund’s total return was above the Wilshire Index return, but below the CBOE Index return and the Fund Universe and Peer Group median returns by 0.89%, 2.30%, and 2.55%, respectively. The Trustees considered the Investment Advisor’s assertion that a primary focus of the Fund is managing downside risk and that over time, this will generally result in lower total performance in rising equity markets, but with lower volatility of returns and lower drawdowns in declining equity markets. The Trustees also observed that the Fund’s standard deviation and Morningstar risk score ranked in the top quartile of the Peer Group and Fund Universe over the one-, three-, and five-year periods, which means that the volatility of the Fund’s returns were relatively low for those periods.

Theta Income Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.17% and 0.22%, respectively. The Trustees noted, however, that the Fund’s advisory fee was not in the highest quartile of those of the Peer Funds. The Trustees also considered that the advisory fee charged by the Investment Advisor to the Fund is lower than the asset-based fee charged by the Investment Advisor to manage a separate account using similar strategies as the Fund, and that the separate account also pays a performance-based fee.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.10% and 0.24%, respectively. The Trustees noted that the Fund’s total expenses were likely higher than those of the other funds in the Peer Group and Fund Universe because the Fund’s advisory fee was higher than those of the other funds, and that the Fund’s total expenses were not in the highest quartile of those of the Peer Funds.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended March 31, 2019, noting that the Investment Advisor had waived a portion of its advisory fee. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Theta Income Fund

EXPENSE EXAMPLE

For the Six Months Ended June 30, 2019 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and or/service (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/19	6/30/19	1/1/19 – 6/30/19
Institutional Class	Actual Performance	$1,000.00	$1,038.60	$6.32
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.59	6.26

*	Expenses are equal to the Fund’s annualized expense ratio 1.25% for the Institutional Class multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Theta Income Fund

A series of Investment Managers Series Trust

Investment Advisor

Liquid Strategies, LLC

3550 Lenox Road North East, Suite 2550

Atlanta, Georgia 30326

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Theta Income Fund - Institutional Class	LQTIX	46141P 271

Privacy Principles of the Theta Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Theta Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (844) 8LIQUID (844-854-7843), or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (844) 8LIQUID (844-854-7843), or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (844) 8LIQUID (844-854-7843). The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (844) 8LIQUID (844-854-7843).

Theta Income Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (844) 8LIQUID (844-854-7843)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/9/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	9/9/2019

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	9/9/2019